Note 27 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
BASIC EARNINGS PER SHARE
Profit as per consolidated statement of income	$509,276	$446,412
Dividend to preferred shareholders - net of tax	8,364	1,218
Earnings available to shareholders	$500,912	$445,194
Basic weighted average shares outstanding	147,039,737	147,589,186
Basic earnings per share available to shareholders	$3.41	$3.02

DILUTED EARNINGS PER SHARE
Earnings available to shareholders	500,912	445,194
Adjustment for dilutive impact of convertible debentures	22,407	12,776
Adjusted earnings available to shareholders	$523,319	$457,970
Basic weighted average shares outstanding	147,039,737	147,589,186
Dilutive effect of:
Restricted share and performance bonus grants	2,924,587	2,945,119
Deferred share grants	95,536	81,176
Convertible debentures	49,979,055	38,804,494
Shares outstanding on a diluted basis	200,038,914	189,419,975
Diluted earnings per share available to shareholders	$2.62	$2.42